Financial Instruments (Details 2) - Option pricing model [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Dividend yield	$ 0	$ 0
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Expected volatility	48.92%	59.03%
Risk-free interest	1.46%	0.90%
Expected life	2 months 8 days	1 year 2 months 8 days
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Expected volatility	98.06%	91.41%
Risk-free interest	2.16%	1.77%
Expected life	4 years 6 months 18 days	4 years 3 months 11 days